Insurance service expenses and other expenditure (Tables)	12 Months Ended
Dec. 31, 2023
Insurance service expenses and other expenditure
Schedule of analysis of expenses

	IFRS 17 basis
	2023 $m	2022 $m
Expenses attributed to insurance acquisition cash flows note (i)	4,833	3,232
Other directly attributable expenses note (ii)	1,258	1,221
Other expenditure note (iii)	990	1,019
Total expenses	7,081	5,472

Notes

(i)

Expenses attributed to insurance acquisition cash flows represent insurance acquisition expenses incurred in the year, which are implicitly deferred within the CSM and amortised as part of the CSM amortisation.

(ii)

Other directly attributable expenses are those incurred in the year when providing insurance services to the policyholders, excluding the cost of claims and benefit payments. The expected other directly attributable expenses are explicitly included within the BEL and form part of the BEL release to the insurance revenue. The actual other directly attributable expenses incurred in the year form part of insurance service expenses.

(iii)

Other expenditure includes interest expense other than interest on core structural borrowings that is presented separately on the income statement as Finance costs. Total segment interest expense is $58 million (2022: $23 million), of which $31 million arises in the Hong Kong segment (2022: $11 million) and $23 million (2022: $9 million) arises in the Centre segment with the remainder spread broadly across the other markets. Included within interest expense is $7 million (2022: $8 million) of interest on lease liabilities. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at FVTPL.

Total depreciation and amortisation expenses relate primarily to amortisation of distribution rights intangibles as shown in note C4.2. The segmental analysis of total depreciation and amortisation is shown below.

Schedule of segmental analysis of depreciation and amortisation

	IFRS 17 basis
	2023 $m	2022 $m
Hong Kong	42	43
Indonesia	11	12
Malaysia	21	21
Singapore	36	40
Growth markets and other	369	339
Eastspring	12	13
Total segment	491	468
Unallocated to a segment (central operations)	33	26
Total depreciation and amortisation	524	494

Schedule of costs of employment

	2023 $m	2022 $m	2021 $m
				Discontinued US
			Continuing	operations	Group total
Wages and salaries	1,079	1,018	973	511	1,484
Social security costs	37	41	42	22	64
Defined contribution pension schemes	46	40	42	29	71
Total Group	1,162	1,099	1,057	562	1,619

Schedule of average number of staff employed

	2023	2022	2021
Asia and Africa operations note (i)	14,479	13,685	13,237
Head office function	551	511	600
Total continuing operations	15,030	14,196	13,837
Discontinued US operations note (ii)	—	—	3,306
Total Group	15,030	14,196	17,143

Notes

(i)	The Asia and Africa operations staff numbers above exclude 621 (2022: 744; 2021: 440) commission-based sales staff who have an employment contract with the Group.
(ii)	Average staff numbers of the discontinued US operations were for the period up to the demerger in September 2021.

Schedule of movement in outstanding options and awards

							Awards outstanding under
	Options outstanding under SAYE schemes						incentive plans
	2023		2022		2021		2023	2022	2021
		Weighted		Weighted		Weighted
		average		average	Number	average
	Number	exercise	Number	exercise	of options	exercise
	of options	price	of options	price	millions	price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	1.9	10.4	2.0	11.6	2.3	11.9	21.0	24.6	40.6
Granted	0.4	7.8	0.5	7.4	0.4	11.9	6.3	6.5	5.2
Modification			—	—	0.1	11.8	—	—	0.7
Exercised	(0.3)	11.6	(0.3)	11.2	(0.7)	12.6	(10.1)	(7.2)	(8.6)
Forfeited	—	7.8	—	10.8	—	11.1	(1.7)	(1.1)	(3.1)
Cancelled	(0.3)	12.0	(0.3)	12.7	(0.1)	11.5	(0.1)	(0.1)	(0.1)
Lapsed/Expired	—	10.4	—	13.0	—	12.9	(1.1)	(1.7)	(0.6)
Jackson awards derecognised on demerger note					—	—			(9.5)
Balance at end of year	1.7	9.5	1.9	10.4	2.0	11.6	14.3	21.0	24.6
Options immediately exercisable at end of year	0.2	10.8	0.3	12.5	0.2	12.3

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
				Weighted average
				remaining			Weighted average						Weighted average
	Number outstanding			contractual life			exercise prices			Number exercisable			exercise prices
	millions			years			£			millions			£
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Between £7 and £8	0.7	0.5	—	3.7	4.1	—	7.55	7.37	—	—	—	—	—	—	—
Between £9 and £10	0.3	0.4	0.4	1.4	2.2	3.2	9.64	9.64	9.64	0.1	—	—	9.64	—	—
Between £11 and £12	0.6	0.8	1.2	2.0	2.4	2.7	11.59	11.48	11.38	—	0.2	0.1	—	11.12	11.04
Between £12 and £13	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Between £13 and £14	0.1	0.1	0.2	0.4	1.4	1.6	13.94	13.94	13.94	0.1	—	0.1	13.94	—	13.94
Between £14 and £15	—	0.1	0.2	—	0.4	1.4	—	14.55	14.55	—	0.1	—	—	14.55	—
Total	1.7	1.9	2.0	2.6	2.6	2.6	9.50	10.43	11.61	0.2	0.3	0.2	10.82	12.48	12.26

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2023			2022			2021
	Prudential	SAYE	Other	Prudential	SAYE	Other	Prudential	SAYE	Other
	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	1.38	—	—	1.11	—	—	0.81	—
Expected volatility (%)	31.50	30.02	—	33.64	25.68	—	26.69	22.31	—
Risk-free interest rate (%)	4.34	4.55	—	2.79	3.97	—	0.36	1.18	—
Expected option life (years)	—	3.95	—	—	4.52	—	—	4.50	—
Weighted average exercise price (£)	—	7.75	—	—	7.37	—	—	11.90	—
Weighted average share price at grant date (£)	11.59	8.89	—	11.15	9.54	—	15.11	14.76	—
Weighted average fair value at grant date (£)	5.10	2.85	11.45	2.09	3.45	11.11	7.70	4.13	14.79

Schedule of key management remuneration

	2023 $m	2022 $m	2021 $m
Salaries and short-term benefits (including fees paid to non-executive directors)	27.0	22.5	29.3
Post-employment benefits	1.0	1.0	1.4
Share-based payments	22.2	15.4	14.0
Payments on separation	—	1.0	23.5
	50.2	39.9	68.2

Schedule of fees payable to the auditor

	2023 $m	2022 $m	2021 $m
Audit of the Company’s annual accounts	5.8	2.3	2.4
Audit of subsidiaries pursuant to legislation	8.1	4.4	5.9
Audit fees payable to the auditor note (i)	13.9	6.7	8.3
Audit-related assurance services note (ii)	4.0	3.5	4.5
Other assurance services	0.9	0.7	1.1
Services relating to corporate finance transactions	—	—	1.6
Non-audit fees payable to the auditor	4.9	4.2	7.2
Total fees payable to the auditor	18.8	10.9	15.5

Analysed into:
Fees payable to the auditor attributable to continuing operations:
One-off non-audit services associated with demerger and public offering note (iii)	—	—	1.9
Other audit and non-audit services	18.8	10.9	11.3
	18.8	10.9	13.2
Fees payable to the auditor attributable to discontinued US operations	—	—	2.3
Total fees payable to the auditor	18.8	10.9	15.5

Notes

(i)

EY became the Group’s statutory auditor in 2023 replacing KPMG who was the statutory auditor during 2022 and 2021. The 2023 fees shown above are wholly in respect of fees payable to EY while the 2022 fees were the fees paid to KPMG.

(ii)

Of the audit-related assurance service fees of $4.0 million for EY in 2023 (2022: $3.5 million; 2021: $4.5 million for KPMG), $1.1 million (2022: $0.9 million, 2021: $0.6 million) relates to services that are required by law and regulation as defined by the FRC.

(iii)

Of the $1.9 million one-off non-audit services fees associated with the demerger of the US operations and the public offering in Hong Kong in 2021, $0.1 million was for audit-related assurance and $0.1 million for other assurance services required by law and regulation.